Accounts receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Beginning balance	$ (7,690)	$ (7,565)	$ (6,483)
Additions	(496)	(765)	(1,421)
Write-off	4,889	640	339
Ending balance	$ (3,297)	$ (7,690)	$ (7,565)